Business combinations - Acquisition of Mudbath - Narrative (Details) £ / shares in Units, £ in Thousands	May 10, 2023 GBP (£) shares £ / shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares		215,792	0
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Initial cash consideration	£ 7,361
Equity consideration	£ 2,831
Share price (in GBP per share) | £ / shares	£ 39.94
Fair value of deferred consideration	£ 1,084
Contingent consideration payment period	18 months
Fair value of contingent consideration	£ 3,823
Deferred tax liability	899
Intangible assets - client relationships	£ 2,997
Mudbath & Co Pty Ltd | Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration, payout, in percentage	70.00%
Mudbath & Co Pty Ltd | Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares	70,866